INTANGIBLE ASSETS, NET - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	$ 37,333	$ 29,963
Additions	5,245	12,899
Acquisition of a subsidiary (Note 4)		11,356
Amortization expense	(23,826)	(17,569)	$ (21,598)
Impairment	(5,166)	(922)	(5,568)
Disposal	(245)	(5)
Exchange differences	(454)	1,611
Intangible assets, ending balance	12,887	37,333	29,963
Licensing fee
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	16,312	17,883
Additions	3,221	11,110
Acquisition of a subsidiary (Note 4)		0
Amortization expense	(17,573)	(12,452)
Impairment	(112)	(922)
Disposal	0	0
Exchange differences	(280)	693
Intangible assets, ending balance	1,568	16,312	17,883
IP right
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	9,248	11,587
Additions	406	779
Acquisition of a subsidiary (Note 4)		0
Amortization expense	(4,348)	(3,976)
Impairment	(5,054)	0
Disposal	0	0
Exchange differences	(128)	858
Intangible assets, ending balance	124	9,248	11,587
Trademarks
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	10,145	0
Additions	0	0
Acquisition of a subsidiary (Note 4)		10,679
Amortization expense	(1,068)	(534)
Impairment	0	0
Disposal	0	0
Exchange differences	0	0
Intangible assets, ending balance	9,077	10,145	0
Others
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	1,628	493
Additions	1,618	1,010
Acquisition of a subsidiary (Note 4)		677
Amortization expense	(837)	(607)
Impairment	0	0
Disposal	(245)	(5)
Exchange differences	(46)	60
Intangible assets, ending balance	$ 2,118	$ 1,628	$ 493